Other Accounts Payables - Schedule of Other Accounts Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Accounts Payables [Abstract]
Employees and liabilities in respect thereof		$ 341	$ 342
Accrued expenses		500	532
Loan from former shareholder	[1]		263
Related parties		8
Advance payments from customers		128	274
Institutions		121	342
Warranty provision		35	35
Other		14	3
Total other accounts payables		$ 1,147	$ 1,791

[1]	A loan received from former Company interested parties; the loan is unlinked, bears no interest, and will be repaid immediately after the repayment of a loan taken by the company from banking corporations; if the loan is not paid on the said date, the loan balance will bear an annual interest rate of 10% as from that date. In March 2024, the company discharged the obligation in full.